Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Allowance for Credit Losses [Abstract]
Development of allowance for credit losses for financial assets at amortized cost	Development of allowance for credit losses for financial assets at amortized cost

	Dec 31, 2025
	Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI[2]	Total
Balance, beginning of year	438	736	4,412	213	5,799
Movements in financial assets including new business and credit extensions	(90)	178	1,663	9	1,760
Transfers due to changes in creditworthiness	119	(85)	(35)	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models[3]	(63)	91	(155)	—	(127)
Financial assets that have been derecognized during the period[4]	—	—	(1,002)	—	(1,002)
Recovery of written off amounts	—	—	164	—	164
Foreign exchange and other changes	18	(33)	(447)	25	(437)
Balance, end of reporting period	421	888	4,600	247	6,156
Provision for Credit Losses excluding country risk[5]	(34)	185	1,473	9	1,633
N/M – Not meaningful
[1] Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024
[3] Changes in models primarily reflect LGD model update and changes to the SICR model
[4] This position represents charge offs of allowance for credit losses
[5] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk

	Dec 31, 2024
	Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI[2]	Total
Balance, beginning of year	447	680	3,960	198	5,285
Movements in financial assets including new business and credit extensions	(150)	194	1,814	3	1,861
Transfers due to changes in creditworthiness	128	(128)	—	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(2)	(7)	—	—	(9)
Financial assets that have been derecognized during the period³	—	—	(1,229)	—	(1,229)
Recovery of written off amounts	—	—	157	—	157
Foreign exchange and other changes	15	(3)	(290)	11	(267)
Balance, end of reporting period	438	736	4,412	213	5,799
Provision for Credit Losses excluding country risk[4]	(24)	59	1,814	3	1,852
N/M – Not meaningful
[1] Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was €— million in 2024 and €— million in 2023
[3]This position represents charge offs of allowance for credit losses
[4]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk

	Dec 31, 2023
	Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI[2]	Total
Balance, beginning of year	533	626	3,656	180	4,995
Movements in financial assets including new business and credit extensions	(195)	294	1,647	32	1,778
Transfers due to changes in creditworthiness	170	(150)	(20)	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(57)	(53)	—	—	(110)
Financial assets that have been derecognized during the period³	—	—	(1,145)	(52)	(1,197)
Recovery of written off amounts	—	—	93	—	93
Foreign exchange and other changes	(3)	(38)	(271)	38	(273)
Balance, end of reporting period	447	680	3,960	198	5,285
Provision for Credit Losses excluding country risk[4]	(83)	92	1,627	32	1,668
N/M – Not meaningful
[1] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[2] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2023 and € 46 million in 2022
[3]This position represents charge offs of allowance for credit losses
[4]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
Allowance for credit losses for financial assets at fair value through OCI	Allowance for credit losses for financial assets at fair value through OCI[1]

	December 31, 2025
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	12	22	14	—	48
[1]  Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 38 million at December 31, 2024 and € 48 million as of
December 31, 2025). Due to immateriality, no details on the year-over-year development is provided.

	December 31, 2024
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	12	16	10	—	38
[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 48 million at December 31, 2023 and
€ 38 million as of December 31, 2024). Due to immateriality, no details on the year-over-year development is provided.

	December 31, 2023
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	13	13	22	—	48
[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 69 millionat December 31, 2022 and € 48 million as of December 31, 2023, respectively). Due to immateriality, no details on the year-over-year development is provided.

Development of allowance for credit losses for Off-balance sheet positions	Development of allowance for credit losses for off-balance sheet positions

	Dec 31, 2025
	Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	106	82	173	—	361
Movements including new business	(12)	25	38	2	53
Transfers due to changes in creditworthiness	4	(2)	(2)	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	—	(8)	(13)	—	(21)
Balance, end of reporting period	98	96	196	2	393
of which: Financial guarantees	55	47	81	—	184
Provision for Credit Losses excluding country risk[2]	(8)	23	36	2	53
N/M – Not meaningful
[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2]Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025

	Dec 31, 2024
	Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	88	187	—	393
Movements including new business	(22)	3	(19)	—	(38)
Transfers due to changes in creditworthiness	10	(9)	—	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	1	(1)	5	—	6
Balance, end of reporting period	106	82	173	—	361
of which: Financial guarantees	67	49	99	—	214
Provision for Credit Losses excluding country risk[2]	(13)	(6)	(20)	—	(38)
N/M – Not meaningful
[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2]Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024

	Dec 31, 2023
	Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	97	310	—	551
Movements including new business	(39)	(3)	(118)	—	(160)
Transfers due to changes in creditworthiness	11	(4)	(7)	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	1	(2)	3	—	2
Balance, end of reporting period	117	88	187	—	393
of which: Financial guarantees	84	37	113	—	234
Provision for Credit Losses excluding country risk[2]	(28)	(7)	(125)	—	(160)
N/M – Not meaningful
[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2]Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023